Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and Equipment Type	Years of Depreciation
Tool and Molds	2 years
Vehicle	5 years
Office equipment	3 years

Schedule of Anti-Dilutive Securities of Earning Per Share

For the nine months ended September 30, 2021 and 2020, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	September 30, 2021	September 30, 2020
Warrants	3,800,654	2,287,500
Options	4,365,000	-
Senior convertible notes	171,778	-
Series A Preferred	1	1
Total	8,337,433	2,287,501

For the years ended December 31, 2020 and 2019, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2020	December 31, 2019
Warrants	1,278,375	643,750
Series A Preferred	1	1
Total	1,278,376	643,751